Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Plan Investments Measured on a Recurring Basis	The following represents the fair value of Plan investments at December 31, 2025 and 2024:

	2025	2024
Cash and cash equivalents	$382	$394
Equity securities	4,068,928	3,460,935
Common/Collective funds	5,249,674	4,638,894
Self-directed brokerage account	331,278	269,785
Total Plan investments at fair value	$9,650,262	$8,370,008
The following is a summary of Plan investments measured at fair value on a recurring basis at December 31, 2025:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$382	$382	$—	$—
Equity securities	4,068,928	4,068,928	—	—
Self-directed brokerage account	331,278	331,278	—	—
Total Plan investments in the fair value hierarchy	4,400,588	$4,400,588	$—	$—
Plan investments measured at net asset value (a)	5,249,674
Plan investments at fair value	$9,650,262
The following is a summary of Plan investments measured at fair value on a recurring basis at December 31, 2024:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$394	$394	$—	$—
Equity securities	3,460,935	3,460,935	—	—
Self-directed brokerage account	269,785	269,785	—	—
Total Plan investments in the fair value hierarchy	3,731,114	$3,731,114	$—	$—
Plan investments measured at net asset value (a)	4,638,894
Plan investments at fair value	$8,370,008

(a) Plan investments measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.